Victory Sycamore Established Value Fund Investment Strategy	Feb. 05, 2026
Victory Sycamore Established Value Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	As of September 30, 2025, the Russell Midcap® Value Index included companies with approximate market capitalizations between $1.1 billion and $127.6 billion.